Share-Based Compensation - Compensation Expense of Phantom Stock (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense related to stock options	$ 2,110	$ 1,873	$ 1,343
Phantom Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense related to stock options	$ 4,855	$ 2,185	$ 1,368